Filed Pursuant to Rule 497(e)

Registration No.: 033-08653

SEASONS SERIES TRUST

SA Multi-Managed Small Cap Portfolio

(the “Portfolio”)

Supplement dated October 7, 2019 to the Portfolio’s

Prospectus dated July 26, 2019, as supplemented and amended to date

At an in-person meeting held on October 3, 2019, the Board of Trustees (the “Board”) of Seasons Series Trust (the “Trust”) approved the termination of PNC Capital Advisors, LLC (“PNC Advisors”) as a subadviser to the Portfolio and the appointment of Schroder Investment Management North America Inc. (“SIMNA”) as a subadviser to the portion of the Portfolio previously managed by PNC Advisors. At the meeting, the Board approved a new Subadvisory Agreement between SunAmerica Asset Management, LLC (“SunAmerica”) and SIMNA (the “Subadvisory Agreement”) to include the Portfolio.

With respect to the Subadvisory Agreement, the Board has authority, pursuant to an exemptive order granted by the Securities and Exchange Commission, to enter into subadvisory agreements without a shareholder vote. An information statement explaining the subadviser change will be mailed to shareholders of the Portfolio. The effective date of the Subadvisory Agreement will be on or about November 7, 2019 (the “Effective Date”). The following changes will take place upon the Effective Date:

The second paragraph of the section entitled “Portfolio Summary: SA Multi-Managed Small Cap Portfolio – Performance Information” is revised and restated as follows:

Effective November 7, 2019, Schroder Investment Management North America Inc. (“SIMNA”) assumed management of a portion of the Portfolio, which was previously managed by PNC Capital Advisors, LLC. Prior to December 21, 2015, ClearBridge Investments, LLC managed such portion. December 1, 2009, SunAmerica assumed management of the passively-managed portion of the Portfolio, which was previously managed by AIG Global Investment Corp.

The first sentence and the table under the section entitled “Portfolio Summary: SA Multi-Managed Small Cap Portfolio – Investment Adviser” are revised and restated as follows:

The Portfolio’s investment adviser is SunAmerica. The Portfolio is subadvised by SIMNA and J.P. Morgan Investment Management, Inc. (“JPMorgan”). SunAmerica passively manages a portion of the Portfolio. The portfolio managers are noted below.

Portfolio Managers

Name and Title	Portfolio Manager of the Portfolio Since
SunAmerica
Timothy Campion Senior Vice President and Lead Portfolio Manager	2012

Elizabeth Mauro

Co-Portfolio Manager	2019
JPMorgan

Dennis S. Ruhl, CFA Managing Director and Co-Portfolio Manager	2013
Phillip D. Hart, CFA Managing Director and Co-Portfolio Manager	2013

SIMNA
Robert Kaynor, CFA Head of US Small and SMID Cap Equities and Portfolio Manager	2019

The section entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks – SA Multi-Managed Small Cap Portfolio” is amended to reflect that the Portfolio may invest in initial public offerings and to add “IPO investing risk” as a risk of the Portfolio.

The “Management — Information about the Subadvisers” section is amended to delete any reference to PNC Advisors serving as a subadviser to the Portfolio and to reflect the engagement of SIMNA as a subadviser to the Portfolio. In addition, the information with respect to SIMNA is supplemented as follows:

A portion of the SA Multi-Managed Small Cap Portfolio will be managed by Robert Kaynor, CFA. Mr. Kaynor is a Portfolio Manager and Head of US Small and SMID Cap Equities at SIMNA since April 2019, prior to which he was Director of Research and covered a variety of industries in the consumer, producer durables, and materials sectors. Mr. Kaynor joined SIMNA as a Senior Equity Analyst for the U.S. Small and MidCap team in 2013 in which he covered the consumer sector and became co-PM on US Small and SMID cap Equity strategies in January 2018. Prior to joining SIMNA, Mr. Kaynor was the Chief Investment Officer at Ballast Capital Management from 2010 to 2012, and prior to this, Mr. Kaynor was a Managing Director/Portfolio Manager for Ramius Capital Group.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SC4559IN1.8 (10/19)

Filed Pursuant to Rule 497(e)

Registration No.: 033-08653

SEASONS SERIES TRUST

SA Multi-Managed Small Cap Portfolio

(the “Portfolio”)

Supplement dated October 7, 2019 to the Portfolio’s

Statement of Additional Information (“SAI”) dated July 26, 2019,

as supplemented and amended to date

At an in-person meeting held on October 3, 2019, the Board of Trustees (the “Board”) of Seasons Series Trust (the “Trust”) approved the termination of PNC Capital Advisors, LLC (“PNC Advisors”) as a subadviser to the Portfolio and the appointment of Schroder Investment Management North America Inc. (“SIMNA”) as a subadviser to the portion of the Portfolio previously managed by PNC Advisors. At the meeting, the Board approved a new Subadvisory Agreement between SunAmerica Asset Management, LLC (“SunAmerica”) and SIMNA (the “Subadvisory Agreement”) to include the Portfolio.

With respect to the Subadvisory Agreement, the Board has authority, pursuant to an exemptive order granted by the Securities and Exchange Commission, to enter into subadvisory agreements without a shareholder vote. An information statement explaining the subadviser change will be mailed to shareholders of the Portfolio. The effective date of the Subadvisory Agreement will be on or about November 7, 2019 (the “Effective Date”). The following changes will take place upon the Effective Date:

In the first and fourth paragraphs of the section entitled “Subadvisory Agreements,” all references to “PNC Capital Advisors, LLC” or “PNC Advisors” are deleted.

In the first table under the section entitled “Subadvisory Agreements,” the reference to PNC Advisors with respect to the Portfolio is replaced with SIMNA.

In the section entitled “Portfolio Managers – Other Accounts,” the information with respect to the Portfolio is deleted in its entirety and replaced with the following:

Portfolio	Adviser/Subadviser	Portfolio Managers	Other Accounts (As of March 31, 2019)
			Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
			No. of Accounts	Assets (in millions)	No. of Accounts	Total Assets (in millions)	No. of Accounts	Total Assets (in millions)

SA Multi-Managed Small Cap	JPMorgan[1]	Hart, Phillip D. Ruhl, Dennis S.	16 23	$7,469 $12,743	3 5 (1)	$724.7 $740.8	11 15	$1,543.7 $1,292.8
	SIMNA[2]	Kaynor, Robert	2	$1,076	7	$4,616	2 (1)	$238 ($216)
	SunAmerica	Campion, Timothy Mauro, Elizabeth	32 26	$29,265 $17,846	-- --	-- --	-- --	-- --

[1]	The total value and number of accounts managed by a Portfolio Manager may include sub-accounts of asset allocation, multi-managed and other accounts.
[2]	The information provided is as of August 30, 2019.

In the section entitled “Portfolio Managers – Compensation,” the information with respect to PNC Advisors is deleted in its entirety.

In the section entitled “Portfolio Managers – Compensation,” the information with respect to Schroders is deleted in its entirety and replaced with the following:

Schroders. Schroders’ methodology for measuring and rewarding the contribution made by Portfolio Managers combines quantitative measures with qualitative measures. The SA Multi-Managed International Equity Portfolio’s and SA Multi-Managed Small Cap Portfolio’s Portfolio Managers are compensated for their services to the Portfolios and to other accounts they manage in a combination of base salary and annual discretionary bonus, as well as the standard retirement, health and welfare benefits available to all Schroders employees. Certain fund managers may also receive awards under a long-term incentive program. Base salary is determined by reference to the level of responsibility inherent in the role and the experience of the incumbent, and is benchmarked annually against market data to ensure that Schroders is paying competitively. Schroders reviews base salaries annually, targeting increases at employees whose roles have increased in scope materially during the year and those whose salary is behind market rates. At more senior levels, base salaries tend to be adjusted less frequently as the emphasis is increasingly on the discretionary bonus.

Bonuses for fund managers may be composed of an agreed contractual floor, a revenue component, and/or a discretionary component. Any discretionary bonus is determined by a number of factors. At a macro level the total amount available to spend is a function of the compensation to revenue ratio achieved by Schroders globally. Schroders then assesses the performance of the division and of a management team to determine the share of the aggregate bonus pool that is spent in each area. This focus on “team” maintains consistency and minimizes internal competition that may be detrimental to the interests of Schroders’ clients. For each team, Schroders assesses the performance of their funds relative to competitors and to relevant benchmarks (which may be internally- and/or externally-based and are considered over a range of performance periods, including over one- and three-year periods), the level of funds under management and the level of performance fees generated, if any. The Portfolio Managers’ compensation for other accounts they manage may be based upon such accounts’ performance. Schroders also reviews “softer” factors such as leadership, contribution to other parts of the business, and adherence to our corporate values of excellence, integrity, teamwork, passion, and innovation. For those employees receiving significant bonuses, a part may be deferred in the form of Schroders plc stock and fund-based awards of notional cash investments in a range of Schroders funds. These deferrals vest over a period of three years or more and seek to ensure that the interests of employees are aligned with those of clients and shareholders.

In the section entitled “Portfolio Managers – Ownership of Portfolio Shares by Portfolio Managers,” the information with respect to the Portfolio is deleted in its entirety and replaced with the following:

Portfolio	Adviser/Subadvisers	Portfolio Managers	Dollar Range of Equity Securities in the Portfolio Owned by the Portfolio Managers
	SIMNA	Kaynor, Robert[1]	None
SA Multi-Managed Small Cap	JPMorgan	Hart, Phillip D. Ruhl, Dennis S.	None None
	SunAmerica	Campion, Timothy Mauro, Elizabeth	None None

[1]	Information is provided as of August 30, 2019.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SST_SAI_SUP2.1 (10/19)